GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor Parent Company (Guarantor)	Dec. 27, 2013 Successor Parent Company (Guarantor)	Dec. 28, 2012 Successor Subsidiary Issuer	Dec. 27, 2013 Successor Subsidiary Issuer	Dec. 28, 2012 Successor Guarantor Subsidiaries	Dec. 27, 2013 Successor Guarantor Subsidiaries	Dec. 28, 2012 Successor Consolidating Adjustments	Dec. 27, 2013 Successor Consolidating Adjustments	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Parent Company (Guarantor)	Dec. 30, 2011 Predecessor Parent Company (Guarantor)	Sep. 07, 2012 Predecessor Subsidiary Issuer	Dec. 30, 2011 Predecessor Subsidiary Issuer	Sep. 07, 2012 Predecessor Guarantor Subsidiaries	Dec. 30, 2011 Predecessor Guarantor Subsidiaries	Sep. 07, 2012 Predecessor Consolidating Adjustments	Dec. 30, 2011 Predecessor Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	$ 4,350	$ 20,849	$ (24,005)	$ (31,381)	$ 25,998	$ 29,350	$ 2,357	$ 22,880	$ 0	$ 0	$ 24,954	$ 72,868	$ 0	$ 0	$ 24,917	$ 72,944	$ 37	$ (76)	$ 0	$ 0
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	(825,717)		0		0		0		0	0
Purchases of property and equipment, net	(5,748)	(18,738)	0	0	(5,748)	(18,111)	0	(627)	0	0	(11,966)	(19,371)	0	0	(11,966)	(19,371)	0	0	0	0
Proceeds from sales and maturities of short-term investments	0	0									0	100		0		100		0		0
Dividends received from subsidiary issuer	0	0	162,262	32,500	0	0	0	0	(162,262)	(32,500)	0	0	1,450	26,178	0	0	0	0	(1,450)	(26,178)
Purchase of businesses, net of cash acquired	(82,500)	0	0		(82,500)		0		0		(3,278)	(9,695)		0		(9,695)		0		0
Other											(3,278)	0	0	0	(3,278)	(52)	0	0	0	52
Net cash used in investing activities	(913,965)	(18,738)	(663,455)	32,500	(88,248)	(18,111)	0	(627)	(162,262)	(32,500)	(15,244)	(28,966)	1,450	26,178	(15,244)	(29,018)	0	0	(1,450)	(26,126)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	350,886		0		0		0		0	0
Increase (decrease) in purchase card payable, net	1,289	822	0	0	1,289	822	0	0	0	0	(3,840)	5,536	0	0	(3,840)	5,536	0	0	0	0
Repayment of debt and capital lease obligations												(645)		0		(645)		0		0
Repayment of 8 1/8% senior subordinated notes	0	0									0	(13,358)		0		(13,358)		0		0
Proceeds from issuance of HoldCo Notes	365,000	0	365,000		0		0		0		0	0
Proceeds from ABL Facility	217,500	124,000	0	0	217,500	124,000	0	0	0	0	0	0
Payments on ABL Facility	(90,000)	(136,500)	0	0	(90,000)	(136,500)	0	0	0	0	0	0
Payment of debt financing costs	(26,353)	(228)	(16,701)	(228)	(9,652)	0	0	0	0	0	(355)	(29)	0	0	(355)	(29)	0	0	0	0
Payments on capital lease obligations	(193)	(506)	0	0	(193)	(506)	0	0	0	0	(456)	(645)	0		(456)		0		0
Proceeds from issuance of common stock	1,454	800	1,454	800	0	0	0	0	0	0	0	0
Purchases of treasury stock	0	0									(1,450)	(26,178)	(1,450)	(26,178)	0	0	0	0	0	0
Dividends paid to parent company	0	0	0	0	(162,262)	(32,500)	0	0	162,262	32,500	0	0	0	0	(1,450)	(26,178)	0	0	1,450	26,178
Intercompany activity	0	0	(11,724)	(2,904)	11,909	26,438	(185)	(23,534)	0	0
Other											6,761	959	0	0	6,761	959	0	52	0	(52)
Net cash (used in) provided by financing activities	819,583	(11,612)	688,915	(2,332)	(31,409)	(18,246)	(185)	(23,534)	162,262	32,500	660	(33,715)	(1,450)	(26,178)	660	(33,715)	0	52	1,450	26,126
Effect of exchange rate changes on cash and cash equivalents	(65)	(280)	0	0	(65)	(280)	0	0	0	0	133	(69)	0	0	133	(69)	0	0	0	0
Net (decrease) increase in cash and cash equivalents	(90,097)	(9,781)	1,455	(1,213)	(93,724)	(7,287)	2,172	(1,281)	0	0	10,503	10,118	0	0	10,466	10,142	37	(24)	0	0
Cash and cash equivalents at beginning of period	107,602	17,505	0	1,455	107,527	13,803	75	2,247	0	0	97,099	86,981	0	0	97,061	86,919	38	62	0	0
Cash and cash equivalents at end of period	$ 17,505	$ 7,724	$ 1,455	$ 242	$ 13,803	$ 6,516	$ 2,247	$ 966	$ 0	$ 0	$ 107,602	$ 97,099	$ 0	$ 0	$ 107,527	$ 97,061	$ 75	$ 38	$ 0	$ 0